Common Stock and Warrants - Summary of Weighted Average Assumptions Used in Estimating Fair Value of Warrants (Details)	Sep. 30, 2020 $ / shares	Mar. 20, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Apr. 24, 2018 $ / shares	Apr. 13, 2018 $ / shares	Apr. 13, 2018 $ / shares	Apr. 01, 2018 $ / shares	Apr. 01, 2018 $ / shares	Dec. 29, 2017 $ / shares	Dec. 28, 2017 $ / shares	Dec. 22, 2017 $ / shares	Apr. 18, 2016 $ / shares
Warrants | Derivative Financial Instruments Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Stock price	$ 18.55		$ 43.05	$ 448.00
Exercise price	$ 428.75		$ 428.75	381.15
Warrants and Rights Outstanding, Type [Extensible List]	hsdt:BlackScholesOptionPricingModelMember		hsdt:BlackScholesOptionPricingModelMember
March 2020 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Stock price		$ 12.25
Exercise price		$ 16.10
Warrants and Rights Outstanding, Type [Extensible List]		hsdt:BlackScholesOptionPricingModelMember
April 2016 Offering
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Exercise price													$ 262.50
April 2016 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Stock price				448.00					$ 450.45				190.75
Exercise price				$ 262.50					$ 262.50				$ 262.50
Warrants and Rights Outstanding, Type [Extensible List]	hsdt:BlackScholesOptionPricingModelMember
December 2017 Financing | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Stock price								$ 353.85		$ 431.20	$ 435.75	$ 371.00
Exercise price								$ 428.75		$ 428.75	$ 428.75	$ 428.75
April 2018 Offering
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Exercise price						$ 428.75
April 2018 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Stock price	$ 18.55		$ 43.05		$ 376.60		$ 344.75
Exercise price	$ 428.75		$ 428.75		$ 428.75		$ 428.75
Warrants and Rights Outstanding, Type [Extensible List]	hsdt:BlackScholesOptionPricingModelMember				hsdt:BlackScholesOptionPricingModelMember	hsdt:BlackScholesOptionPricingModelMember	hsdt:BlackScholesOptionPricingModelMember
Warrant Term | Warrants | Derivative Financial Instruments Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, term	6 months 10 days		1 year 3 months 10 days	1 year 8 months 15 days
Warrant Term | March 2020 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, term		5 years 6 months
Warrant Term | April 2016 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, term				3 months 18 days				1 year 18 days	1 year 18 days				3 years
Warrant Term | December 2017 Financing | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, term								2 years 8 months 12 days	2 years 8 months 12 days	3 years	3 years	3 years
Warrant Term | April 2018 Offering
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, term					3 years	3 years	3 years
Warrant Term | April 2018 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, term	6 months 10 days		1 year 3 months 10 days		3 years	3 years	3 years
Expected Volatility | Warrants | Derivative Financial Instruments Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input	107.16		72.43	75.31
Expected Volatility | March 2020 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input		82.41
Expected Volatility | April 2016 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input				83.56				71.13	71.13				83.83
Expected Volatility | December 2017 Financing | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input								65.40	65.40	60.24	60.24	60.24
Expected Volatility | April 2018 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input	107.16		72.43		64.49	64.20	64.20
Risk-Free Interest Rate | Warrants | Derivative Financial Instruments Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input	0.16		1.72	1.80
Risk-Free Interest Rate | March 2020 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input		0.52
Risk-Free Interest Rate | April 2016 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input				1.64				1.60	1.60				0.60
Risk-Free Interest Rate | December 2017 Financing | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input								2.39	2.39	1.98	2.00	2.01
Risk-Free Interest Rate | April 2018 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input	0.16		1.72		2.02	1.99	1.99
Dividend Rate | Warrants | Derivative Financial Instruments Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input	0.00		0.00	0.00
Dividend Rate | March 2020 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input		0.00
Dividend Rate | April 2016 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input				0.00				0.00	0.00				0.00
Dividend Rate | December 2017 Financing | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input								0.00	0.00	0.00		0.00
Dividend Rate | April 2018 Offering | Warrants Granted
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Weighted average assumptions, measurement input	0.00		0.00		0.00	0.00	0.00